Debt (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Long-term Debt, by Maturity
2013	$ 174,648
2014	631,345
2015	240,681
2016	87,223
2017	125,999
Thereafter through 2037	725,257
Long Term Debt Before Unamortized Discount	1,985,153
Unamortized discount	(16,756)
Total scheduled debt principal payments	1,968,397
Revolving Credit Facility
Long-term Debt, by Maturity
2014	78,000
Term Loan Facility
Long-term Debt, by Maturity
2014	$ 175,000